Significant Accounting Policies - Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Redeemable Noncontrolling Interest [Roll Forward]
Balance at beginning of period	$ 3,072
Transfer of redeemable noncontrolling interest		$ (3,072)
Net income attributable to redeemable noncontrolling interest	(1,030)	0	$ 0
Redeemable noncontrolling interest valuation adjustment	(5,825)
Balance at end of period	9,927	3,072
Redeemable noncontrolling interest
Redeemable Noncontrolling Interest [Roll Forward]
Balance at beginning of period	3,072	0
Transfer of redeemable noncontrolling interest		3,072
Net income attributable to redeemable noncontrolling interest	1,030
Redeemable noncontrolling interest valuation adjustment	5,825
Balance at end of period	$ 9,927	$ 3,072	$ 0